CONVERTIBLE SENIOR NOTES (Schedule of future principal payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 74,624
2021	177,226
2022	40,234
2023	46,204
2024 and thereafter	89,981
Total	428,269
Long-term loans
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	74,624
2021	10,166
2022	40,234
2023	46,204
2024 and thereafter	89,981
Total	261,209
Convertible senior notes
Long-term Debt, Fiscal Year Maturity [Abstract]
2021	167,060
Total	$ 167,060